Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.2	₪ 0.2
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	15,343,764	14,775,114
Ordinary shares, shares outstanding	15,307,732	14,739,082